Property, plant and equipment - Interest and AFUDC Capitalized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Capitalization [Line Items]
Total	$ 12,703	$ 7,350
Non-regulated property
Schedule of Capitalization [Line Items]
Interest capitalized on non-regulated property	4,762	3,313
Interest expense
Schedule of Capitalization [Line Items]
AFUDC capitalized on regulated property:	6,040	3,208
Interest, dividend and other income
Schedule of Capitalization [Line Items]
AFUDC capitalized on regulated property:	$ 1,901	$ 829